Derivative Financial Instruments - Summary of Euro Equivalent the Contractual Amounts of forward Exchange Contracts (Detail) - Forward exchange contract [member] - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Derivative Financial Instruments [line items]
Notional amount	€ 19,036	€ 44,984
U.S. dollars [member]
Disclosure Of Derivative Financial Instruments [line items]
Notional amount	2,816	11,598
British pounds [member]
Disclosure Of Derivative Financial Instruments [line items]
Notional amount	3,443	13,753
Euro [member]
Disclosure Of Derivative Financial Instruments [line items]
Notional amount	12,056	9,720
Chinese renminbi [member]
Disclosure Of Derivative Financial Instruments [line items]
Notional amount		7,428
Australian dollars [member]
Disclosure Of Derivative Financial Instruments [line items]
Notional amount	€ 721	1,624
Japanese yen [member]
Disclosure Of Derivative Financial Instruments [line items]
Notional amount		€ 861